Financial Instruments (Contractual Maturity Date of Marketable Debt Securities) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Available-for-sale Securities, Debt Maturities, Single Maturity Date [Abstract]
Due in 1 year	$ 7,900
Due in 1 year through 5 years	30,141
Due in 5 years through 10 years	7,199
Due after 10 years	10,211
Total	$ 55,451